Offerings - Offering: 1	May 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01, reserved for issuance under the American Tower Corporation 2026 Equity Incentive Plan
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	174.21
Maximum Aggregate Offering Price	$ 2,090,520,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 288,700.81
Offering Note	(1) As to the information listed in the "Amount Registered" column, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein. (2) The 12,000,000 shares of Common Stock listed in the "Amount Registered" column represent 12,000,000 shares of Common Stock available for future grants under the Plan. (3) The price listed in the "Proposed Maximum Offering Price Per Unit" column is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low selling prices of the Common Stock of the Registrant on May 18, 2026 as reported on the New York Stock Exchange.